Long-term investments - Summarized combined financial information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term investments
Current assets	$ 4,889,207,126	$ 4,785,819,348
Non-current assets	961,071,201	1,660,459,942
Current liabilities	4,792,960,096	4,777,783,176
Non-current liabilities	974,531,402	1,255,266,877
Non-controlling interest	152,673,930	159,130,726
Gross revenue	950,012,173	1,536,017,781	$ 1,745,763,191
Gross profit	71,956,108	67,936,916	292,466,748
Net loss	(258,682,725)	$ (413,262,114)	$ (67,483,880)
Equity method investees
Long-term investments
Current assets	948,517,000
Non-current assets	66,394,000
Current liabilities	529,077,000
Non-current liabilities	327,947,000
Non-controlling interest	1,379,000
Gross revenue	390,785,000
Gross profit	52,508,000
Loss from continuing operations	(12,922,000)
Net loss	(25,665,000)
Net loss attributable to the Company	$ (26,167,000)